Revenue	12 Months Ended
Dec. 31, 2023
Net Revenue
Revenue

28.	Revenue

Revenues from services provided

The principal service revenue derives from monthly subscription, the provision of separate voice, SMS and data services, and user packages combining these services, roaming charges and interconnection revenue. The revenue is recognized as the services are used, net of sales taxes and discounts granted on services. This revenue is recognized only when the amount of services rendered can be estimated reliably.

Revenues are recognized monthly, through billing, and revenues to be billed between the billing date and the end of the month (unbilled) are identified, processed, and recognized in the month in which the service was provided. These non-billed revenues are recorded on an estimated basis, which takes into account consumption data and number of days elapsed since the last billing date.

Interconnection traffic and roaming revenue are recorded separately, without offsetting the amounts owed to other telecom operators (the latter are accounted for as operating costs).

The minutes not used by customers and/or reload credits in the possession of commercial partners regarding the prepaid service system are recorded as deferred revenue and allocated to income (loss) when these services are used by customers.

Service revenues also include revenue from new partnership agreements (financial, education and advertising), and the amount of revenue recognized in the year ended December 31, 2023 is R$ 162,122 (R$ 153,348 on December 31, 2022 and R$ 119,457 on December 31, 2021).

Regarding the financial partnership, the Arbitration Procedure No. 28/2021/SEC8 was filed before the Arbitration and Mediation Center of the Brazil-Canada Chamber of Commerce (“CCBC” and “Arbitration Procedure”, respectively), by TIM against Banco C6 S.A., Carbon Holding Financeira S.A. and Carbon Holding S.A (together, “Defendants”), through which the interpretation of certain clauses in the contracts that rule the partnership between the parties will be discussed. In case of loss, the partnership may be terminated.

Revenues from sales of goods

Revenues from sales of goods (telephones, mini-modems, tablets and other equipment) are recognized when the performance obligations associated with the contract are transferred to the buyer. Revenues from sales of devices to trading partners are accounted for at the time of their physical delivery to the partner, net of discounts, and not at the time of sale to the end customer, since the Company has no control over the good sold.

Contract identification

The Company monitors commercial contracts in order to identify the main contractual clauses and other elements present in the contracts that could be relevant in the application of the accounting rule IFRS 15 – Revenue from Contracts with Customers.

Identification of the performance obligation

 Based on the review of its contracts, the Company mainly verified the existence of the following performance obligations:

 (i) sale of equipment; and

(ii) provision of mobile, fixed and internet telephony services.

Thus, the Company started to recognize revenues when (or as) the Company meets the performance obligation by transferring the asset or service promised to the customer; and the asset is considered transferred when or as the customer obtains control of that asset.

 Determining and Allocating the Transaction Price to the Performance Obligation

The Company understands that its commercial packages that combine services and sale of cellular handsets with discounts. In accordance with IFRS 15, the Company is required to perform the discount allocation and recognize revenues related to each performance obligation based on their standalone selling prices.

Cost to obtain contract

All incremental costs related to obtaining a contract (sales commissions and other costs of acquisition from third parties) are recorded as prepaid expenses and (as described in Note 10) amortized over the same period as the revenue associated with this asset. Similarly, certain contract compliance costs are also deferred to the extent that they relate to performance obligations under the customer agreement, i.e. when the customer obtains control over the asset.

	2023	2022	2021

Revenue	23,833,893	21,530,801	18,058,027

Gross revenue	33,530,346	29,713,383	25,357,429

Service revenue	31,972,936	28,394,971	24,264,246
Service revenue-Mobile	30,020,711	26,498,745	22,433,225
Service revenue - Landline	1,952,225	1,896,226	1,831,021

Goods sold	1,557,410	1,318,412	1,093,183

Deductions from gross revenue	(9,696,453)	(8,182,582)	(7,299,402)
Taxes	(3,657,281)	(4,471,342)	(4,679,722)
Discounts granted	(6,030,865)	(3,702,129)	(2,610,388)
Returns and other	(8,307)	(9,111)	(9,292)

According to the Brazilian Corporation Law paragraph 187, companies are required to disclose in the consolidated financial statements the gross amount of revenues.